Receivables (Tables)	3 Months Ended
Mar. 31, 2014
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables as of March 31, 2014 and December 31, 2013 is as follows:

	March 31,	December 31,
	2014	2013
	(in millions)
Retail	$12,485	$12,730
Wholesale	9,522	9,111
Other	141	135

	$22,148	$21,976

Summary of Aging of Receivables

The aging of financing receivables as of March 31, 2014 and December 31, 2013 is as follows (in millions):

	March 31, 2014
	30-59 Days	60-89 Days	Greater Than	Total Past		Total	Non
	Past Due	Past Due	90 Days	Due	Current	Performing	Performing	Total
Retail
NAFTA	$20		$—	$20	$8,292	$8,312	$14	$8,326
EMEA	24	16	—	40	1,494	1,534	175	1,709
LATAM	3	—	—	3	1,727	1,730	44	1,774
APAC	10	11	1	22	649	671	5	676

Total Retail	$57	$27	$1	$85	$12,162	$12,247	$238	$12,485

Wholesale
NAFTA	$—	$—	$—	$—	$4,087	$4,087	$31	$4,118
EMEA	159	2	—	161	3,803	3,964	163	4,127
LATAM	8	—	—	8	800	808	—	808
APAC	76	5	25	106	324	430	39	469

Total Wholesale	$243	$7	$25	$275	$9,014	$9,289	$233	$9,522

	December 31, 2013
	30-59 Days	60-89 Days	Greater Than	Total Past		Total	Non
	Past Due	Past Due	90 Days	Due	Current	Performing	Performing	Total
Retail
NAFTA	$18	$5	$3	$26	$8,336	$8,362	$30	$8,392
EMEA	75	21	8	104	1,524	1,628	220	1,848
LATAM	4	—	—	4	1,651	1,655	51	1,706
APAC	40	9	6	55	727	782	2	784

Total Retail	$137	$35	$17	$189	$12,238	$12,427	$303	$12,730

Wholesale
NAFTA	$—	$—	$—	$—	$3,536	$3,536	$30	$3,566
EMEA	180	36	1	217	4,052	4,269	241	4,510
LATAM	—	—	—	—	796	796	1	797
APAC	4	5	18	27	211	238	—	238

Total Wholesale	$184	$41	$19	$244	$8,595	$8,839	$272	$9,111

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three months ended March 31, 2014 and 2013 is as follows:

	March 31, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$613	$112	$1	$726
Provision	20	2	1	23
charge-offs, net of recoveries	(23)	(9)	(1)	(33)
Foreign Currency Translation and Other	(64)	48	6	(10)

Ending Balance	546	153	7	706

Ending Balance: Individually Evaluated for Impairment	288	121	—	409

Ending Balance: Collectively Evaluated for Impairment	258	32	7	297

Receivables:
Ending Balance	12,485	9,522	141	22,148

Ending Balance: Individually Evaluated for Impairment	546	707	—	1,253

Ending Balance: Collectively Evaluated for Impairment	$11,939	$8,815	$141	$20,895

	March 31, 2013
	Retail	Wholesale	Other	Total
Opening Balance	$661	$120	$1	$782
Provision	31	7	1	$39
charge-offs, net of recoveries	(57)	(2)	(1)	$(60)
Foreign Currency Translation and Other	(10)	(1)	(1)	(12)

Ending Balance	625	124	—	749

Ending Balance: Individually Evaluated for Impairment	275	99	—	374

Ending Balance: Collectively Evaluated for Impairment	350	25	—	375

Receivables:
Ending Balance	11,588	8,675	113	20,376

Ending Balance: Individually Evaluated for Impairment	536	680	—	1,216

Ending Balance: Collectively Evaluated for Impairment	$11,052	$7,995	$113	$19,160

Allowance for credit losses activity for the year ended December 31, 2013 is as follows:

	December 31, 2013
	Retail	Wholesale	Other	Total
Opening Balance	$661	$120	$1	$782
Provision	62	1	—	63
charge-offs, net of recoveries	(111)	(8)	—	(119)
Foreign Currency Translation and Other	1	(1)	—	—

Ending Balance	613	112	1	726

Ending Balance: Individually Evaluated for Impairment	292	101	—	393

Ending Balance: Collectively Evaluated for Impairment	321	11	1	333

Receivables:
Ending Balance	12,730	9,111	135	21,976

Ending Balance: Individually Evaluated for Impairment	569	742	—	1,311

Ending Balance: Collectively Evaluated for Impairment	$12,161	$8,369	$135	$20,665

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, or have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	March 31, 2014				December 31, 2013
		Unpaid				Unpaid
	Recorded	Principal	Related	Average	Recorded	Principal	Related	Average
	Investment	Balance	Allowance	Investment	Investment	Balance	Allowance	Investment
With no related allowance
Retail
NAFTA	$9	$9	$—	$9	$17	$17	$—	$11
EMEA	$—	$—	$—	$—	$—	$—	$—	$—
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
wholesale
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$38	$38	$—	$40	$42	$42	$—	$40
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$28	$27	$12	$29	$27	$27	$13	$30
EMEA	$440	$440	$247	$434	$447	$447	$249	$473
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$69	$69	$29	$71	$78	$78	$30	$69
wholesale
NAFTA	$38	$38	$6	$37	$31	$30	$6	$34
EMEA	$571	$571	$68	$622	$644	$644	$78	$655
LATAM	$12	$10	$6	$12	$13	$11	$10	$14
APAC	$48	$48	$41	$43	$12	$12	$7	$14
Total
Retail	$546	$545	$288	$543	$569	$569	$292	$583
Wholesale	$707	$705	$121	$754	$742	$739	$101	$757

Carrying Amount of Restricted Assets Included In Financing Receivables

At March 31, 2014 and December 31, 2013, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	March 31, 2014	December 31, 2013
Retail note and finance lease receivables	$9,084	$8,960
Wholesale receivables	6,482	6,042

Total	$15,566	$15,002